SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (Angels of Mercy, Inc., USD $)	12 Months Ended
Dec. 31, 2012
Angels of Mercy, Inc.
Days to collect receivables	14 days
Allowance for doubtful accounts receivable	$ 3,000
Advertising costs	$ 1,189